As filed with the Securities and Exchange Commission on November 21, 2008.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2008 – September 30, 2008

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA

INCOME SHARES, INC.

Semi-Annual Report

September 30, 2008

Dear Fellow Shareholder,

On behalf of Transamerica Income Shares, Inc., we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments within your fund. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required your vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Both equity and fixed-income markets have been extremely volatile and in turmoil over the past six months as investors have digested a credit crisis, the failure and/or restructuring of several large financial institutions, a housing recession, weakening economic growth, and rising unemployment.  In this environment, many mutual funds have struggled to produce positive results.  Investors have flocked to money market instruments and Treasuries in a flight to quality.  The Federal Reserve has sought to stabilize financial markets by providing liquidity, and the Treasury department has taken an active role in the restructuring of financial companies and markets.  For the six months ended September 30th, 2008, the Lehman Aggregate Bond Index returned -1.50%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples, CFA
President & Chief Executive Officer	Senior Vice President & Chief Investment Officer
Transamerica Income Shares, Inc.	Transamerica Income Shares, Inc.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (14.1%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$1,090	$1,104
U.S. Treasury Note
2.00%, due 02/28/2010	600	601
2.75%, due 07/30/2010 L	2,000	2,031
2.88%, due 06/30/2010 - 01/31/2013 L	1,100	1,111
3.13%, due 08/31/2013	950	957
3.38%, due 06/30/2013 L	860	877
3.50%, due 08/15/2009 - 05/31/2013 L	5,185	5,279
4.00%, due 08/15/2018	1,649	1,672
4.13%, due 08/31/2012 L	1,855	1,955
4.88%, due 06/30/2012 L	1,455	1,571
Total U.S. Government Obligations (cost $16,824)		17,158

U.S. GOVERNMENT AGENCY OBLIGATION (1.4%)
Freddie Mac Series 2631, Class CE
4.25%, due 10/15/2026	1,721	1,717
Total U.S. Government Agency Obligation (cost $1,686)		1,717

MORTGAGE-BACKED SECURITIES (3.8%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A	1,305	1,090
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class J
5.69%, due 12/11/2049 -144A	1,550	500
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, due 11/15/2036 -144A	1,100	999
SBA CMBS Trust
Series 2006-1A, Class D
5.85%, due 11/15/2036 -144A	1,212	1,061
SBA CMBS Trust
Series 2006-1A, Class E
6.17%, due 11/15/2036 -144A	540	464
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H
6.16%, due 10/15/2048 -144A	1,240	549
Total Mortgage-Backed Securities (cost $6,691)		4,663

CORPORATE DEBT SECURITIES (71.9%)
Aerospace & Defense (3.1%)
Boeing Co.
8.75%, due 08/15/2021	2,000	2,357
Embraer Overseas, Ltd.
6.38%, due 01/24/2017 L	1,525	1,411
Air Freight & Logistics (0.9%)
Federal Express Corp.
9.65%, due 06/15/2012	1,000	1,131
Airlines (1.1%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022	916	756
United Airlines, Inc.
6.64%, due 07/02/2022	699	536
Automobiles (0.9%)
Daimler Finance North America LLC
8.00%, due 06/15/2010 L	1,000	1,046
Beverages (2.2%)
Brown-Forman Corp.
5.20%, due 04/01/2012	1,400	1,422
Sabmiller PLC
6.20%, due 07/01/2011 -144A	1,250	1,282
Building Products (0.6%)
CRH America, Inc.
5.30%, due 10/15/2013	770	702
Capital Markets (1.1%)
Lazard Group
7.13%, due 05/15/2015	1,300	1,128
State Street Capital Trust III
8.25%, due 03/15/2011 à ¡	250	245
Chemicals (2.0%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014 L	400	316
Mosaic Co.
7.63%, due 12/01/2016 -144A	400	409
Nalco Co.
7.75%, due 11/15/2011 L	600	588
PPG Industries, Inc.
5.75%, due 03/15/2013 L	1,070	1,060
Commercial Banks (3.4%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž	950	835
HSBC Capital Funding LP
10.18%, due 06/30/2030 -144A ¡ Ž	1,500	1,479
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	1,000	917
PNC Bank NA
6.88%, due 04/01/2018 L	730	699
Shinsei Finance Cayman, Ltd.
6.42%, due 07/20/2016 -144A ¡ L Ž	526	221
Commercial Services & Supplies (0.3%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	305
Construction Materials (1.1%)
Lafarge SA
7.13%, due 07/15/2036 L	1,000	854
Texas Industries, Inc.
7.25%, due 07/15/2013	500	435
Consumer Finance (0.7%)
Cardtronics, Inc.
9.25%, due 08/15/2013	525	473
Ford Motor Credit Co. LLC
7.38%, due 02/01/2011	550	365
Containers & Packaging (1.3%)
Graphic Packaging International, Inc.
9.50%, due 08/15/2013 L	425	385
Rexam PLC
6.75%, due 06/01/2013 -144A	1,180	1,177
Diversified Financial Services (6.8%)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A	1,250	1,234
Bank of America Corp.
5.75%, due 12/01/2017	1,300	1,102
Citigroup, Inc.
6.13%, due 05/15/2018 L	650	538
8.40%, due 04/30/2018 Ž ¡	650	442
Galaxy Entertainment Finance Co., Ltd.
9.88%, due 12/15/2012 -144A	500	340
General Electric Capital Corp.
4.80%, due 05/01/2013 L	1,145	1,044
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	1,500	1,416

The notes to the financial statements are an integral part of this report.

	Principal	Value
Diversified Financial Services (continued)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	$1,950	$2,038
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	300	282
Diversified Telecommunication Services (1.0%)
Telefonica Europe BV
7.75%, due 09/15/2010	1,170	1,195
Electric Utilities (1.8%)
Energy Future Holdings Corp.
10.88%, due 11/01/2017 L -144A	200	180
Sempra Energy
7.95%, due 03/01/2010	1,400	1,443
Southern California Edison Co.
5.95%, due 02/01/2038	630	574
Energy Equipment & Services (0.8%)
Weatherford International, Ltd.
5.15%, due 03/15/2013 L	1,000	963
Food & Staples Retailing (2.8%)
Kroger Co.
8.05%, due 02/01/2010	1,220	1,253
Safeway, Inc.
4.95%, due 08/16/2010	1,000	1,001
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012 L	1,200	1,176
Food Products (1.4%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	235	267
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,455
Gas Utilities (0.2%)
Intergas Finance BV
6.38%, due 05/14/2017 -144A	260	187
Hotels, Restaurants & Leisure (3.7%)
Carrols Corp.
9.00%, due 01/15/2013 L	450	324
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010 L	600	450
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012 L	1,500	1,488
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	576
Yum! Brands, Inc.
8.88%, due 04/15/2011	1,575	1,697
Independent Power Producers & Energy Traders (2.9%)
AES Corp.
8.00%, due 10/15/2017 L	650	587
AES Gener SA
7.50%, due 03/25/2014 L	1,500	1,585
Empresa Nacional de Electricidad SA
8.50%, due 04/01/2009 L	1,300	1,318
Industrial Conglomerates (1.6%)
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 -144A	1,250	1,243
Susser Holdings LLC
10.63%, due 12/15/2013	704	692
Insurance (0.9%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	740	562
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¡	850	554
IT Services (0.6%)
ACE Cash Express, Inc.
10.25%, due 10/01/2014 -144A	125	90
Aramark Corp.
8.50%, due 02/01/2015 L	700	658
Machinery (3.0%)
Cummins, Inc.
5.65%, due 03/01/2098 L	2,000	1,404
Polypore, Inc.
8.75%, due 05/15/2012	450	414
Titan International, Inc.
8.00%, due 01/15/2012	600	582
Tyco Electronics Group SA
6.55%, due 10/01/2017	1,334	1,284
Media (6.2%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,500	1,640
Historic TW, Inc.
9.13%, due 01/15/2013	1,600	1,680
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,189
Omnicom Group, Inc.
5.90%, due 04/15/2016	1,035	1,020
Metals & Mining (2.0%)
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	1,225	1,233
Vale Overseas, Ltd.
6.25%, due 01/23/2017 L	1,250	1,168
Multiline Retail (0.9%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015 L	1,275	1,068
Oil, Gas & Consumable Fuels (6.7%)
Burlington Resources, Inc.
9.88%, due 06/15/2010	480	525
Chesapeake Energy Corp.
6.88%, due 01/15/2016 L	1,500	1,369
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¡ L	600	556
Gazprom International SA
7.20%, due 02/01/2020 -144A	483	437
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	1,130	1,078
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	200	189
OPTI Canada, Inc.
8.25%, due 12/15/2014 L	1,000	895
Petrobras International Finance Co.
5.88%, due 03/01/2018 L	800	727
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	940
Petroleum Development Corp.
12.00%, due 02/15/2018 L	400	384
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	1,300	1,091
Paper & Forest Products (2.1%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	2,000	2,103
Exopack Holding, Inc.
11.25%, due 02/01/2014	475	399
Real Estate Investment Trusts (1.8%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,350	1,391
Hospitality Properties Trust
6.30%, due 06/15/2016	1,000	791

The notes to the financial statements are an integral part of this report.

	Principal	Value
Road & Rail (2.9%)
CSX Corp.
6.75%, due 03/15/2011 L	$1,500	$1,533
Kansas City Southern de Mexico SA de CV
7.63%, due 12/01/2013	820	783
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,151
Software (0.8%)
Oracle Corp.
5.75%, due 04/15/2018 L	1,074	997
Specialty Retail (0.1%)
Michaels Stores, Inc.
11.38%, due 11/01/2016 L	360	170
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	441
Wireless Telecommunication Services (1.8%)
American Tower Corp.
7.00%, due 10/15/2017 –144A	750	716
AT&T Wireless Services, Inc.
8.13%, due 05/01/2012	1,400	1,493
Total Corporate Debt Securities (cost $93,659)		87,329

	Shares
PREFERRED STOCK (0.7%)
Diversified Telecommunication Services (0.7%)
Centaur Funding Corp. -144A	852	$853
Total Preferred Stock (cost $838)		853

	Principal
REPURCHASE AGREEMENT (9.3%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $11,293 on 10/01/2008. à •	$11,293	11,293
Total Repurchase Agreement (cost $11,293)		11,293

	Shares
SECURITIES LENDING COLLATERAL (23.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	28,705,828	28,706

Total Securities Lending Collateral (cost $28,706)		28,706

Total Investment Securities (cost $159,697) #		$151,719

NOTES TO SCHEDULE OF INVESTMENTS:

L	All or a portion of this security is on loan. The value of all securities on loan is $28,120.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.84%, a maturity date of 12/15/2034, and with a market value plus accrued interest of $11,520.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $159,697. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $670 and $8,648, respectively. Net unrealized depreciation for tax purposes is $7,978.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $17,324 or 14.27% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company

The notes to financial statements are an integral part of this report.

Effective May 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.  See Note 1 for additional information.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
29,559	122,160		$151,719

The notes to the financial statements are an integral part of this report.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

(unaudited)

Moody’s Credit Rating Description

Aaa	Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

Aa1	High grade obligations. Strong capacity to pay interest and repay principal.

Aa2	High grade obligations. Strong capacity to pay interest and repay principal.

Aa3	High grade obligations. Strong capacity to pay interest and repay principal.

A1	Upper medium grade obligations. Superior ability for repayments of senior short-term debt obligations.

A2	Upper medium grade obligations. Strong ability for repayments of senior short-term debt obligations.

A3	Upper medium grade obligations. Acceptable ability for repayments of senior short-term debt obligations.

B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1

Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2

Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3

Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1	Highly vulnerable. May be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

NR	Not Rated

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 1, 2008 and held for the entire period until September 30, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)

Actual	$1,000.00	$963.42	0.74%	$3.57
Hypothetical (b)	1,000.00	1,021.30	0.74	3.79

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2008

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $159,697) (including securities loaned of $28,120)	$151,719
Receivables:
Investment securities sold	340
Interest	1,957
Income from loaned securities	19
154,035
Liabilities:
Investment securities purchased	3,056
Accounts payable and accrued liabilities:
Management and advisory fees	55
Transfer agent fees	8
Administration fees	2
Dividends to shareholders	695
Payable for collateral for securities on loan	28,706
Other	96
32,618

Net Assets applicable to 6,319 capital shares outstanding, $1.00 par value (authorized 20,000 shares)	$121,417

Net Asset Value Per Share	$19.21

Net Assets Consist of:
Paid-in capital	141,184
Accumulated net investment loss	(1,689)
Accumulated net realized loss from investment securities	(10,100)
Net unrealized depreciation on investment securities	(7,978)
Net Assets	$121,417

STATEMENT OF OPERATIONS

For the period ended September 30, 2008

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,672
Dividends	54
Income from loaned securities-net	40
4,766
Expenses:
Management and advisory fees	321
Transfer agent fees	26
Printing and shareholder reports	25
Custody fees	10
Administration fees	13
Legal fees	36
Audit fees	22
Director fees	8
Other	13
Total expenses	474

Net Investment Income	4,292

Net Realized and Unrealized Loss from:
Realized loss from investment securities	(4,025)
Decrease in unrealized depreciation on investment securities	(5,596)
Net Realized and Unrealized Loss on Investment Securities	(9,621)
Net Decrease In Net Assets Resulting from Operations	$(5,329)

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

(unaudited)

	September 30, 2008 (unaudited)	March 31, 2008
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$4,292	$7,978
Net realized loss from investment securities	(4,025)	(3,897)
Change in unrealized depreciation on investment securities	(5,596)	(5,596)
Net decrease in net assets resulting from operations	(5,329)	(1,515)

Distributions to Shareholders:
From net investment income	(4,233)	(8,530)

Net decrease in net assets	(9,562)	(10,045)

Net Assets:
Beginning of year	$130,979	$141,024
End of period/year	$121,417	$130,979
Accumulated Net Investment Loss	$(1,689)	$(1,748)

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	For the period ended September 30, 2008		Year Ended March 31,
	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value
Beginning of period	$20.73		$22.32	$22.04	$23.17	$24.34	$22.97
Investment Operations
Net investment income(a)	0.68		1.26	1.30	1.13	1.24	1.42
Net realized and unrealized gain (loss) on investments	(1.53)		(1.50)	0.36	(0.70)	(0.85)	1.61
Total from investment operations	(0.85)		(0.24)	1.66	0.43	0.39	3.03
Distributions to Shareholders
From net investment income	(0.67)		(1.35)	(1.38)	(1.30)	(1.56)	(1.66)
From net realized gains	—		—	—	(0.10)	—	—
Return of capital	—		—	—	(0.16)	—	—
Total distributions	(0.67)		(1.35)	(1.38)	(1.56)	(1.56)	(1.66)
Net Asset Value
End of period/year	$19.21		$20.73	$22.32	$22.04	$23.17	$24.34
Market Value per Share
End of period/year	$15.41		$18.50	$21.11	$21.23	$21.74	$24.62
Total Return(b)	(13.44	)%(d)	(6.17)%	6.32%	4.87%	(5.43)%	9.40%
Ratios and Supplemental Data
Expenses to average net assets	0.74	%(c)	0.77%	0.77%	0.84%	0.72%	0.69%
Net investment income, to average net assets	5.86	%(c)	5.84%	5.91%	4.95%	5.24%	5.97%
Portfolio turnover rate	44	%(d)	75%	68%	95%	59%	90%
Net Assets End of Period/Year (000’s)	$121,417		$130,979	$141,024	$139,275	$146,380	$153,816

The number of shares outstanding at the end of each period was 6,318,771.

(a)          Per share information is calculated based on average number of shares outstanding.

(b)         Based on the market price of the Fund’s shares including the reinvestment of dividends and distributions at prices obtained by the Fund’s automatic reinvestment plan.

(c)          Annualized.

(d)         Not annualized.

The notes to the financial statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.  The Fund’s investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.  The following policies were consistently followed by the Fund, in accordance with GAAP.

Securities Valuations:  Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Certain debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Directors.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

As of September 30, 2008, Management does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

Repurchase Agreements:  The Fund is authorized to enter into repurchase agreements.  The Fund, through its custodian, State Street Bank & Trust Company (“State Street”), receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.  In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities Lending:  The Fund may lend securities to qualified borrowers, with State Street acting as the Fund’s lending agent. The Fund earns negotiated lenders’ fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short-term, interest-bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Income from loaned securities on the Statement of Operations is net of fees.  The fees earned by State Street for the period ended September 30, 2008 were $9.

The value of loaned securities and related collateral outstanding at September 30, 2008 is shown in the Schedule of Investments and in the Statement of Assets and Liabilities.

Securities Transactions and Investment Income:  Security transactions are recorded on the trade date.  Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date.  Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend Distributions:  Dividend distributions are declared monthly.  Capital gains distributions are declared annually.  Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day.  See “Automatic Reinvestment Plan” on page 14 for opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS

TAM is the Fund’s investment adviser.  Transamerica Fund Services (“TFS”) is the Fund’s administrator.  Mellon Investor Services LLC (“Mellon”) is the Fund’s transfer agent.  TAM and TFS are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and/or directors of TAM and TFS.

Transamerica Investment Management, LLC (“TIM”) is both an affiliate of the Fund and the sub-adviser to the Fund.

As of September 30, 2008, an investor owned 7.6% of the outstanding shares of the Fund.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2008

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Investment Advisory Fees:  The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

TAM currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

1.50% of the first $30 million of ANA

1.00% of ANA over $30 million

There were no fees waived during the period ended September 30, 2008.

Administrative Services:  The Fund has entered into an agreement with TFS for financial and legal fund administration services.  The Fund pays TFS an annual fee of 0.02% of average net assets.  The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 3.   SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2008 were as follows:

Purchases of securities:
Long-term	$34,030
U.S. Government	20,912
Proceeds from maturities and sales of securities:
Long-term	37,701
U.S. Government	21,272

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization, dividends payable and Post-October loss deferrals.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book\tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The following capital loss carryforwards are available to offset future realized gains through the periods listed:

Capital Loss Carryforwards	Available Through

$49	March 31, 2014
$1,561	March 31, 2015
$1,697	March 31, 2016

NOTE 5.   ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NOTE 6.   SUBSEQUENT EVENT

On October 21, 2008, the Board of Directors approved Lehman Brothers U.S. Aggregate Index (“LBAgg”) as the Fund’s benchmark.  The LBAgg benchmark reflects the universe of securities in which the Fund will invest.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 (not in thousands) shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”).  Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market.  Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares.  Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature.  You can make additional investments only, without reinvesting your monthly dividend.  If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so.  The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions.  Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account.  Each investment will be made on or near the next dividend payment date.  All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee of $1.75 (not in thousands) for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services, LLC

Shareholder Investment Services

Newport Office Center VII

480 Washington Boulevard

Jersey City, NJ 07310

(800) 454-9575

TRANSAMERICA INCOME SHARES, INC.

INVESTMENT ADVISORY AGREEMENT - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Fund”) held on May 15, 2008, the Board reviewed and considered the renewal of the Management and Investment Advisory Agreement (the “Advisory Agreement”) between the Fund, Transamerica Asset Management, Inc. (“TAM”), and Transamerica Investment Management, LLC (“TIM” or the “Sub-Adviser”), to determine whether the agreement should be renewed.

Following their review and consideration, the Directors determined that the renewal of the Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Advisory Agreement through June 30, 2009.  In reaching their decision, the Directors requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreement, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Directors also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Advisory Agreement, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Directors determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Directors noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period.  The Directors noted the limited nature of the peer group and the manner in which Lipper calculates closed end fund returns and further noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other similar investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Directors noted that the Fund’s contractual management fees and total expenses of the Fund were essentially in line with the medians for its peer group and peer universe.  Based on their review, the Directors determined that the management and subadvisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Directors also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Directors favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Directors also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Fund’s proxy voting policies and procedures is available upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CERTIFICATIONS

On August 15, 2008, the Fund submitted a CEO annual certification to the NYSE on which the Fund’s chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s corporate governance listing standards.  In addition, the Fund’s report to the SEC on Form N-CSR contains certifications by the Fund’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund’s disclosure controls and procedures and internal controls over financial reporting.

OTHER INFORMATION

CHANGES IN PORTFOLIO MANAGERS

On October 1, 2008, Brian W. Westhoff, Kirk J. Kim and Peter O. Lopez became co-lead portfolio managers of the Fund and Derek S. Brown and Greg D. Haendel became co-portfolio managers of the Fund.  The biography of each portfolio manager is as follows:

Brian W. Westhoff, CFA

Portfolio Manager (co-lead)

Brian W. Westhoff is Portfolio Manager at TIM.  Prior to joining TIM in 2003, Mr. Westhoff worked as an equity research intern with Credit Suisse Asset Management, as a fixed income investment analyst at St. Paul Companies, and as an Argentine/oil and gas equity research intern with Merrill Lynch in Argentina.  He holds an MBA from Thunderbird, the Garvin Graduate School of International Management, and received a BS in business administration from Drake University.  Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

Kirk J. Kim

Portfolio Manager (co-lead)

Kirk J. Kim is Principal and Portfolio Manager at TIM.  He also manages sub-advised funds and institutional separate accounts in TIM’s Convertible Securities discipline and is a member of TIM’s Concentrated All Cap Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group.  Mr. Kim holds a BS in finance from the University of Southern California and has 13 years’ investment experience.

Peter O. Lopez

Portfolio Manager (co-lead)

Peter O. Lopez is Principal and Director of Research at TIM.  He also co-manages sub-advised funds and institutional accounts in the Large Growth Equity and Convertible Securities disciplines.  Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC.  Mr. Lopez also previously served as a senior fixed income analyst for Transamerica Investment Services, Inc. from 1997 to 2000.  He holds an MBA in finance and accounting from The University of Michigan and received a BA in economics from Arizona State University.  Mr. Lopez has 17 years of investment experience.

Derek S. Brown, CFA

Portfolio Manager (co)

Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He also manages mutual funds, sub-advised funds and institutional accounts in TIM’s fixed income discipline.  Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc.  Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management.  He holds an MBA from Boston College and received a BA in communications studies from University of Maine.  Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

Greg D. Haendel, CFA

Portfolio Manager (co)

Greg D. Haendel is Portfolio Manager at TIM.  Prior to joining TIM in 2003, he worked as a high-yield intern for Metropolitan West Asset Management, as a fixed income intern for Lehman Brothers in London, as a mortgage-backed portfolio manager for Co-Bank in Colorado, and as a global debt analyst for Merrill Lynch in New York. Mr. Haendel holds an MBA in finance and accounting from The Anderson School at UCLA and received a BA in economics from Amherst College.  Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

TRANSAMERICA INCOME SHARES, INC.

RESULTS OF SHAREHOLDER PROXY (UNAUDITED)

Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results.  Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:

At the annual meeting of shareholders held on July 17, 2008, the results of Proposal 1 were as follows:

Proposal 1: To elect ten Directors to the Board of Directors

	For	Withheld
Sandra N. Bane	5,089,162	135,554
John K. Carter	5,088,996	135,720
Leo J. Hill	5,087,421	137,925
Neal M. Jewell	5,083,619	141,097
Russell A. Kimball, Jr.	5,089,114	135,602
Eugene M. Mannella	5,089,709	135,007
Norm R. Nielsen	5,083,732	140,984
Joyce Galpern Norden	5,084,987	139,729
Patricia L. Sawyer	5,089,209	135,507
John Waechter	5,089,769	134,947

Investment Adviser

Transamerica Asset Management, Inc.

570 Carillon Parkway

St. Petersburg, FL 33716-1202

Sub-Adviser

Transamerica Investment Management, LLC

11111 Santa Monica Boulevard, Suite 820

Los Angeles, CA 90025

Transfer Agent

BNY Mellon Shareholder Services

500 Ross Street

6th Floor

Pittsburgh, PA 15219

1-800-454-9575

www.bnymellon.com/shareowner/isd

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

1-617-937-6700

Listed

New York Stock Exchange

Symbol: TAI

NASDAQ Symbol: XTAIX

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies

As of the date of this filing, Brian W. Westhoff, Kirk J. Kim and Peter O. Lopez are co-lead portfolio managers and Derek S. Brown and Greg D. Haendel are co-portfolio managers of the Registrant.

Brian W. Westhoff, CFA

Portfolio Manager (co-lead)

Brian W. Westhoff is Portfolio Manager at TIM.  Prior to joining TIM in 2003, Mr. Westhoff worked as an equity research intern with Credit Suisse Asset Management, as a fixed income investment analyst at St. Paul Companies, and as an Argentine/oil and gas equity research intern with Merrill Lynch in Argentina.  He holds an MBA from Thunderbird, the Garvin Graduate School of International Management, and received a BS in business administration from Drake University.  Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

Kirk J. Kim

Portfolio Manager (co-lead)

Kirk J. Kim is Principal and Portfolio Manager at TIM.  He also manages sub-advised funds and institutional separate accounts in TIM’s Convertible Securities discipline and is a member of TIM’s Concentrated All Cap Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group.  Mr. Kim holds a BS in finance from the University of Southern California and has 13 years’ investment experience.

Peter O. Lopez

Portfolio Manager (co-lead)

Peter O. Lopez is Principal and Director of Research at TIM.  He also co-manages sub-advised funds and institutional accounts in the Large Growth Equity and Convertible Securities disciplines.  Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC.  Mr. Lopez also previously served as a senior fixed income analyst for Transamerica Investment Services, Inc. from 1997 to 2000.  He holds an MBA in finance and accounting from The University of Michigan and received a BA in economics from Arizona State University.  Mr. Lopez has 17 years of investment experience.

Derek S. Brown, CFA

Portfolio Manager (co)

Derek S. Brown is a Portfolio Manager and Director of Fixed Income at TIM. He also manages mutual funds, sub-advised funds and institutional accounts in TIM’s fixed income discipline.  Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc.  Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management.  He holds an MBA from Boston College and received a BA in communications studies from University of Maine.  Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

Greg D. Haendel, CFA

Portfolio Manager (co)

Greg D. Haendel is Portfolio Manager at TIM.  Prior to joining TIM in 2003, he worked as a high-yield intern for Metropolitan West Asset Management, as a fixed income intern for Lehman Brothers in London, as a mortgage-backed portfolio manager for Co-Bank in Colorado, and as a global debt analyst for Merrill Lynch in New York. Mr. Haendel holds an MBA in finance and accounting from The Anderson School at UCLA and received a BA in economics from Amherst College.  Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 11 years of investment experience.

(a)(2) Other Accounts Managed by Portfolio Managers

The Portfolio Managers may also be responsible for the day-to-day management of other accounts, as indicated by the following table.  None of these accounts have an advisory fee based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian W. Westhoff (co-lead)	3	$97,210,896	0	$0	1	$7,778,905
Kirk J. Kim (co-lead)	8	$670,808,768	0	$0	3	$325,084,897
Peter O. Lopez (co-lead)	3	$236,394,075	1	$11,296,813	0	$0
Derek S. Brown (co)	1	$791,536,734	0	$0	0	$0
Greg D. Haendel (co)	10	$2,168,661,335	0	$0	6	$476,292,233

Potential Conflicts of Interest

There are no material conflicts of interest between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Managers.  TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee.  TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

(a)(3) Compensation for the Period Ended October 31, 2008

Portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers. For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further described below:

•                  80% Objective-portfolio performance-based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking into account such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio; customized client benchmarks; etc., in determining the portfolio manager’s relative ranking. TIM’s senior management and its board of directors determine the criteria to be used for evaluating how the rankings are determined for each portfolio manager under this objective component.

•                  20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions—for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic), quality of investment ideas, managerial duties outside of core responsibility, as determined by the executive team.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features.  The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

MAXIMUM BONUS POTENTIALS (80% + 20%):

Track Record	Target Bonus

<3	Up to 75% base comp.

3-4	Up to 100% base comp.

5-9	Up to 150% base comp.

10-14	Up to 200% base comp

15 and beyond	Up to 300% base comp.

RETURN FORMULAS AND RELATIVE RANKINGS (80% of target bonus):

Rankings (Based on 80% objective track record component only):

Top Decile	=	100% of available component
Top Quartile	=	The difference between 100% and the actual% ranking
Second Quartile	=	The difference between 100% and the actual% ranking
Third Quartile	=	The difference between 100% and the actual% ranking
Fourth Quartile	=	0% of available component

Example: Should the ranking equal 24% (top quartile), then the formula would be 100%-24% = 76% of available component

Return Formulas:

The following return formulas represent the calculations used to determine the amount available for the objective component of the bonus a portfolio manager is eligible to earn based upon his/her track record.  Some track records are weighted more heavily than others as noted below:

The 20% subjective component must be subtracted from the total amount eligible below given the maximum potential opportunity stated includes the 20% subjective component:

•                  1 year rank will be calculated on the one-year total returns as follows:

3/3 (100%) of 75% opportunity = the one year relative rank versus peer universe and appropriate benchmark

(e.g. composites).

•                  2 year rank will be calculated on the one-year and two-year total returns as follows:

1/3 (33.33%) of 75% = the one year relative rank versus peer universe and appropriate benchmark

(e.g. composites).

2/3 (66.67%) of 75% = the two year relative rank versus peer universe and appropriate benchmark.

•                  3 year rank will be calculated based on the one- and three-year total returns as follows:

1/3 (33.33%) of 100% = the one year relative rank versus peer universe and appropriate benchmark (e.g. composites).

2/3 (66.67%) of 100% = the three year relative rank versus peer universe and appropriate benchmark.

As set forth in the schedule of maximum bonus potential above, once an employee has a full five-year track record, his/her bonus opportunity will increase at each full five-year increment as follows:

•                  Five year = additional 50% of base added to target pool and directly related to 5-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 150% of base

•                  Ten year = additional 50% of base added to target pool and directly related to 10- year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 200% of base

•                  Fifteen year = additional 100% of base added to target pool and directly related to 15-year relative rank versus peer universe and appropriate benchmark. Maximum potential bonus opportunity = 300% of base

(a)(4) Ownership of Securities

Aggregate Dollar Range of Securities in the Fund.

The following table indicates the dollar range of the Fund beneficially owned by the Fund’s Portfolio Managers as of October 31, 2008.

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Brian W. Westhoff		X
Kirk J. Kim	X
Peter O. Lopez			X
Derek S. Brown	X
Greg D. Haendal	X

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1 through April 30, 2008	0	$0.00	0	0
May 1 through May 31, 2008	0	$0.00	0	0
June 1 through June 30, 2008	0	$0.00	0	0
July 1 through July 31, 2008	0	$0.00	0	0
August 1 through August 31, 2008	0	$0.00	0	0
September 1 through September 30, 2008	0	$0.00	0	0
Total	0	$0.00	0	0

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable (no change from annual report).

Item 11: Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1)   Not applicable.

(2)          Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)          Not applicable.

(b)         A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 21, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 21, 2008

EXHIBIT INDEX

Exhibit No.

Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer